Other receivables and assets (Tables)	9 Months Ended
Sep. 30, 2025
Trade and other receivables [abstract]
Disclosure of other receivables and other assets	Other receivables and assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2024	AS OF SEPTEMBER 30, 2025
OTHER RECEIVABLES AND ASSETS
Prepaid expenses - non current	948	717
Total non-current other receivables and assets	948	717
Research tax credit ("CIR")	5,774	2,791
VAT receivables	9,841	10,270
Prepaid expenses	3,233	1,988
Employee-related receivables	—	5,362
Credit notes	48	11
Total current other receivables and assets	18,896	20,421
Other receivables and assets	19,843	21,137